UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA TAX EXEMPT FUND, INC., TAX EXEMPT MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
SEPTEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

                USAA TAX EXEMPT
                      MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                                2

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

   FINANCIAL INFORMATION

       Portfolio of Investments                                             12

       Notes to Portfolio of Investments                                    31

       Financial Statements                                                 32

       Notes to Financial Statements                                        35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION -
[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S
                                           SKILLED PROFESSIONALS MANAGING
                                                    YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception -- an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less.

                                            9/30/03                   3/31/03
Net Assets                              $1,953.6 Million          $1,989.2 Million
Net Asset Value Per Share                     $1.00                    $1.00

                                             9/30/03                  3/31/03
Dollar-Weighted Average
  Portfolio Maturity                         38 Days                  31 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/03

3/31/03 TO 9/30/03        1 YEAR          5 YEARS         10 YEARS        7-DAY YIELD
      0.37%*               0.90%           2.45%            2.85%             0.76%

* TOTAL RETURNS FOR PERIODS OF LESS THEN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

              7-DAY YIELD COMPARISON

         [CHART OF 7-DAY YIELD COMPARISON]

               USAA TAX EXEMPT
                 MONEY MARKET
                    FUND         IMONEYNET AVERAGE
               ---------------   -----------------
 9/30/2002          1.36%              1.01%
10/28/2002          1.46               1.09
11/25/2002          1.10               0.74
12/30/2002          1.17               0.83
 1/27/2003          0.85               0.53
 2/24/2003          0.93               0.55
 3/31/2003          0.96               0.56
 4/28/2003          1.03               0.68
  6/2/2003          0.91               0.58
 6/30/2003          0.74               0.43
 7/28/2003          0.59               0.32
 8/25/2003          0.56               0.30
 9/29/2003          0.75               0.43

                   [END CHART]

                     DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 9/29/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]     TONY ERA
                        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 The USAA Tax Exempt Money Market Fund performed well for the six months ending September 30, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 11 out of 134 tax-exempt money market funds. The Fund had a return of 0.37%, and the average return for the category over the same period was 0.22%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 Lackluster economic news convinced many investors that the Federal Reserve Board (the Fed) was likely to cut short-term interest rates further. Consequently, few were surprised by the June 2003 quarter-percent cut, which reduced the federal funds rate (the interest rate charged by banks for overnight loans) to 1%. Because the market had already factored in the cut, reaction was subdued. In fact, investors seemed reservedly optimistic that an economic "low point" had been reached and that economic activity would pick up.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We sought competitive yields while preserving shareholder capital. As demonstrated by the Fund's historical performance,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 we are achieving our goal. Our yields also reflect the ongoing benefit of the portfolio's low expense ratios.

                 During the reporting period, we "laddered" the Fund, purchasing notes of progressively longer maturities from a few months up to a year. In addition to stabilizing the portfolio's yield, this strategy typically protects against unanticipated variations in short-term interest rates and allows us to reposition the Fund if economic or Fed policy changes warrant it. Also, we selectively purchased securities we believed were undervalued, while reducing our position in tax-exempt commercial paper. During the period, our purchases tended to favor fixed-rate instruments over variable-rate demand notes (VRDNs).

                 Although we continue to favor VRDNs, we have intensified our screening with the goal of identifying those with the best risk/return profiles. VRDNs provide us with considerable flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. An interest rate that resets every day or every week generally gives us the opportunity to respond quickly to changes in interest rates.

WHAT IS THE OUTLOOK?

                 Until the economy shows signs of steady growth, the Fed is likely to remain on guard. We expect it to remain cautious beyond the December holiday shopping season, which is considered a good indicator of consumer sentiment. However, we believe the unemployment rate must decline for consumer confidence to stabilize.

                 In our opinion, the Fed will signal a change in stance before actually raising rates. We do not expect an increase before the second quarter of 2004. As a result, we will continue to position the portfolio to maximize yield, balance risk and return, and maintain flexibility.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 INDUSTRIES
                  (% of Net Assets)

Electric Utilities                             15.1%

Education                                      11.9%

Hospital                                       10.4%

General Obligation                              8.9%

Multifamily Housing                             7.3%

Nursing/CCRC                                    7.2%

Water/Sewer Utility                             4.5%

Community Service                               4.2%

Buildings                                       4.0%

Gas Utilities                                   3.3%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-30.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                 PORTFOLIO MIX
                    9/30/03

         [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes               76.7%
Put Bonds                                14.5%
Fixed-Rate Instruments                    9.6%
Adjustable-Rate Notes                     0.5%

                [END PIE CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

      CUMULATIVE PERFORMANCE OF $10,000

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                             USAA TAX EXEMPT
                               MONEY MARKET
                                  FUND
                             ---------------
 9/1993                        $10,000.00
10/1993                         10,018.61
11/1993                         10,038.59
12/1993                         10,057.73
 1/1994                         10,075.81
 2/1994                         10,093.49
 3/1994                         10,111.58
 4/1994                         10,129.60
 5/1994                         10,152.49
 6/1994                         10,172.51
 7/1994                         10,191.71
 8/1994                         10,215.98
 9/1994                         10,240.65
10/1994                         10,265.60
11/1994                         10,292.50
12/1994                         10,322.73
 1/1995                         10,352.13
 2/1995                         10,380.99
 3/1995                         10,412.58
 4/1995                         10,443.22
 5/1995                         10,480.59
 6/1995                         10,511.88
 7/1995                         10,542.79
 8/1995                         10,575.00
 9/1995                         10,605.99
10/1995                         10,639.71
11/1995                         10,672.15
12/1995                         10,704.88
 1/1996                         10,738.14
 2/1996                         10,766.20
 3/1996                         10,793.08
 4/1996                         10,824.18
 5/1996                         10,855.85
 6/1996                         10,882.45
 7/1996                         10,911.79
 8/1996                         10,941.11
 9/1996                         10,971.74
10/1996                         11,001.80
11/1996                         11,030.31
12/1996                         11,062.52
 1/1997                         11,092.31
 2/1997                         11,120.10
 3/1997                         11,148.99
 4/1997                         11,180.58
 5/1997                         11,213.84
 6/1997                         11,247.96
 7/1997                         11,280.54
 8/1997                         11,309.92
 9/1997                         11,344.17
10/1997                         11,376.93
11/1997                         11,407.94
12/1997                         11,444.88
 1/1998                         11,476.47
 2/1998                         11,504.84
 3/1998                         11,536.86
 4/1998                         11,571.08
 5/1998                         11,603.81
 6/1998                         11,639.00
 7/1998                         11,671.22
 8/1998                         11,703.22
 9/1998                         11,735.75
10/1998                         11,766.97
11/1998                         11,798.52
12/1998                         11,830.53
 1/1999                         11,858.89
 2/1999                         11,882.49
 3/1999                         11,913.51
 4/1999                         11,943.12
 5/1999                         11,973.25
 6/1999                         12,007.09
 7/1999                         12,036.49
 8/1999                         12,068.18
 9/1999                         12,099.74
10/1999                         12,130.35
11/1999                         12,166.09
12/1999                         12,203.58
 1/2000                         12,236.47
 2/2000                         12,268.50
 3/2000                         12,304.58
 4/2000                         12,339.59
 5/2000                         12,389.64
 6/2000                         12,430.33
 7/2000                         12,470.11
 8/2000                         12,511.23
 9/2000                         12,551.28
10/2000                         12,596.39
11/2000                         12,638.69
12/2000                         12,678.85
 1/2001                         12,714.77
 2/2001                         12,748.67
 3/2001                         12,780.53
 4/2001                         12,818.80
 5/2001                         12,853.10
 6/2001                         12,880.67
 7/2001                         12,908.21
 8/2001                         12,931.61
 9/2001                         12,951.72
10/2001                         12,974.81
11/2001                         12,993.52
12/2001                         13,008.03
 1/2002                         13,021.23
 2/2002                         13,033.62
 3/2002                         13,046.48
 4/2002                         13,060.42
 5/2002                         13,076.19
 6/2002                         13,087.93
 7/2002                         13,100.21
 8/2002                         13,113.40
 9/2002                         13,125.87
10/2002                         13,141.04
11/2002                         13,154.82
12/2002                         13,165.88
 1/2003                         13,175.73
 2/2003                         13,184.96
 3/2003                         13,194.60
 4/2003                         13,204.78
 5/2003                         13,215.81
 6/2003                         13,224.04
 7/2003                         13,230.28
 8/2003                         13,236.67
 9/2003                         13,243.57

                 [END CHART]

                      DATA FROM 9/30/93 THROUGH 9/30/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN      Bond Anticipation Note
                 COP      Certificate of Participation
                 CP       Commercial Paper
                 EDC      Economic Development Corp.
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDB      Industrial Development Board
                 IDC      Industrial Development Corp.
                 IDRB     Industrial Development Revenue Bond
                 ISD      Independent School District
                 MTA      Metropolitan Transportation Authority
                 MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RAN      Revenue Anticipation Note
                 RB       Revenue Bond
                 TRAN     Tax Revenue Anticipation Note

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (76.7%)

               ALABAMA (5.2%)
$  34,600      Bessemer Medical Clinic Board RB,
                 Series 2000A (LOC)                              1.20%       10/01/2030     $  34,600
               Birmingham Medical Clinic Board RB,
   18,500        Series 1998 (LOC)                               1.23        10/01/2028        18,500
   10,805        Series 2002A (LOC)                              1.36         2/01/2012        10,805
    2,000      Birmingham Special Care Facilities
                 Finance Auth. RB (LOC)                          1.19         3/01/2010         2,000
    2,800      Huntsville Educational Building RB (LOC)          1.28        12/01/2022         2,800
               Mobile Special Care Facilities
                 Financing Auth. RB,
    2,335        Series 2001 (LOC)                               1.22         7/01/2021         2,335
    1,435        Series 2001 (LOC)                               1.23         6/01/2026         1,435
    7,000      Montgomery Educational Building Auth. RB,
                 Series 2003A (LOC)                              1.28         6/01/2023         7,000
    6,465      Sumiton Educational Building Auth. RB (LOC)       1.28         5/01/2032         6,465
   15,000      Tuscaloosa Educational Building Auth. RB,
                 Series 2002A (LOC)                              1.28        10/01/2023        15,000

               ALASKA (0.4%)
               Industrial Development and Export Auth. RB,
    1,160        Series 1988A, Lot 6 (LOC)                       1.49         7/01/2006         1,160
    6,420        Series 1991 (LOC)                               1.22        11/01/2009         6,420

               ARIZONA (0.1%)
    1,000      Maricopa County IDA IDRB, Series 1992             1.30         6/01/2007         1,000

               CALIFORNIA (5.2%)
   16,900      Chula Vista IDRB, Series 1996A                    1.35         7/01/2021        16,900
    7,820      Health Facilities Financing Auth. RB,
                 Series 1994                                     1.08        10/01/2024         7,820
    1,780      Hesperia Public Financing Auth. Lease RB,
                 Series 1998B (LOC)                              2.00         6/01/2022         1,780
    8,980      Loma Linda Water RB, Series 1995 (LOC)            2.00         6/01/2025         8,980
   17,300      Long Beach Health Facility RB, Series 1991        1.08        10/01/2016        17,300

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
$  13,700      State Department of Water Resources RB,
                 Series 2002C-7 (LIQ)(INS)                       1.15%        5/01/2022     $  13,700
               State Financing Auth. PCRB,
    4,100        Series 1996C (LOC)                              1.23        11/01/2026         4,100
    7,350        Series 1996E (LOC)                              1.27        11/01/2026         7,350
    9,400        Series 1996F (LOC)                              1.27        11/01/2026         9,400
   15,085      West Basin Municipal Water District COP,
                 Series 1999A (LOC)                              1.15         8/01/2029        15,085

               COLORADO (1.9%)
    2,650      Colorado Springs IDRB, Series 2002 (LOC)          1.15         3/01/2017         2,650
    7,145      Educational and Cultural Facilities RB,
                 Series 1998 (LOC)                               1.25         8/01/2013         7,145
    2,800      El Paso County Economic Development RB,
                 Series 1996 (LOC)                               1.30        11/01/2021         2,800
               Health Facilities Auth. RB,
    1,425        Series 1995 (LOC)                               1.30         9/01/2015         1,425
    1,580        Series 1996A (LOC)                              1.30        12/01/2016         1,580
    2,190        Series 1998A (LOC)                              1.35         1/01/2018         2,190
    1,695        Series 1998C (LOC)                              1.35         1/01/2018         1,695
    5,000      One Horse Business Improvement District RB,
                 Series 2002 (LOC)                               1.09        12/01/2025         5,000
    2,950      Postsecondary Educational Facilities
                 Auth. RB, Series 1998 (LOC)                     1.25         4/01/2013         2,950
               SBC Metropolitan District GO,
    4,020        Series 1998 (LOC)                               1.09        12/01/2017         4,020
    3,550        Series 2002 (LOC)                               1.09        12/01/2032         3,550
    2,000      Superior Metropolitan District No. 1
                 Water and Sewer RB, Series 2002 (LOC)           1.09        12/01/2027         2,000

               DELAWARE (0.2%)
    4,325      Economic Development Auth. PCRB,
                 Series 1994                                     1.30         4/01/2009         4,325

               DISTRICT OF COLUMBIA (0.3%)
    5,015      GO, Series 2000B (LIQ)(INS)                       1.07         6/01/2030         5,015

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               FLORIDA (3.4%)
$   7,340      Department of Juvenile Justice Certificate of
                 Lease (MLO), Series 1998, MERLOT,
                 Series 2000 000 (LIQ)(INS)(c)                   1.15%        6/15/2019     $   7,340
   13,000      Duval County Housing Finance Auth. MFH
                 RB, Series 2002 (NBGA)                          1.10        12/01/2032        13,000
    6,000      Highlands County Health Facilities Auth.
                 Hospital RB, Series 2003C                       1.31        11/15/2021         6,000
    5,445      Hillsborough County Aviation Auth. RB,
                 Series 2000 (NBGA)(c)                           1.12        12/01/2030         5,445
    6,000      Housing Finance Agency MFH RB,
                 Series 1991E (LOC)                              1.20        10/01/2005         6,000
    6,900      Jacksonville Capital Project RB,
                 Series 1997-3 (LIQ)(INS)                        1.10        10/01/2025         6,900
               Lee County IDA Health Care RB,
      800        Series 1999 (LOC)                               1.10        12/01/2029           800
      700        Series 2002 (LOC)                               1.10        11/01/2032           700
    1,400      Orange County IDA RB, Series 1998 (LOC)           1.10        10/01/2018         1,400
   10,480      Orange County Sales Tax ABN AMRO
                 MuniTops Certificates Trust RB,
                 Series 2002-27 (LIQ)(INS)(c)                    1.16         1/01/2011        10,480
               Putnam County Development Auth. RB,
    1,715        Series 1984H-1 (NBGA)                           1.20         3/15/2014         1,715
    2,750        Series 1984H-2 (NBGA)                           1.20         3/15/2014         2,750
    4,150      Wauchula IDA RB, Series 1993 (LOC)                1.10        12/01/2013         4,150

               GEORGIA (2.6%)
   16,000      Clayton County Development Auth. RB,
                 Series 2000A (NBGA)(c)                          1.12         6/01/2029        16,000
    2,160      Peachtree Development Auth. RB,
                 Series 1988 (LOC)                               1.13         7/01/2010         2,160
               Savannah Economic Development Auth. RB,
   19,925        Series 2000 (LOC)                               1.20        10/01/2030        19,925
    9,000        Series 2001 (LOC)                               1.10         9/01/2026         9,000
    4,455        Series 2002 (LOC)                               1.10         9/01/2026         4,455

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               HAWAII (0.6%)
$   4,600      Department of Budget and Finance Special
                 Purpose RB, Series 1994 (LOC)                   1.30%        3/01/2008     $   4,600
               State GO,
    3,795        Series 2002CZ (LIQ)(INS)(c)                     1.28         7/01/2020         3,795
    3,750        Series 2002CZ (LIQ)(INS)(c)                     1.28         7/01/2021         3,750

               IDAHO (0.3%)
    5,885      American Falls Reservoir District RB,
                 Series 2000                                     2.50         2/01/2025         5,885

               ILLINOIS (2.9%)
    4,950      Build Illinois RB, Series 2002 (LIQ)(c)           1.28         6/15/2019         4,950
    3,070      Chicago Heights RB, Series 2002A (LOC)            1.30         3/01/2017         3,070
    3,360      Chicago Park District GO,
                 Series 2002A (LIQ)(INS)(c)                      1.28         1/01/2018         3,360
    3,500      Cook County GO Capital Improvement
                 Bonds, Series 2002C, MERLOT,
                 Series 2003 B-11 (LIQ)(INS)(c)                  1.15        11/15/2025         3,500
               Development Finance Auth. PCRB,
   12,700        Series 1985 (LOC)                               1.50        12/01/2008        12,700
    4,200        Series 1993                                     1.15         1/01/2016         4,200
    1,855      Development Finance Auth. RB,
                 Series 1998 (LOC)                               1.30         8/01/2022         1,855
   11,000      Educational Facilities Auth. RB,
                 Series 2000 (LOC)                               1.10        10/01/2030        11,000
    1,145      Evanston IDRB, Series 1985 (LOC)                  1.55         5/01/2015         1,145
    1,000      Lake County Industrial Building RB,
                 Series 1985 (LOC)                               3.99        10/01/2015         1,000
    6,305      Quincy, Adams County RB, Series 1997 (LOC)        1.25         6/01/2022         6,305
    4,249      Springfield Airport Auth. RB, Series 1986         1.27        10/15/2016         4,249

               INDIANA (2.9%)
      687      Crawfordsville Economic Development RB,
                 Series 1999B (NBGA)                             1.18         1/01/2030           687
               Development Finance Auth. Educational
                 Facilities RB,
    4,000        Series 2002 (LOC)                               1.15         2/01/2037         4,000

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
$  10,250        Series 2003 (LOC)                               1.17%        1/01/2023     $  10,250
    1,680      Economic Development Finance Auth. RB,
                 Series 1998 (LOC)                               1.30         9/01/2018         1,680
    6,995      Educational Facilities Auth. RB,
                 Series 2000A (LOC)                              1.25        12/01/2029         6,995
               Huntington Economic Development RB,
    1,300        Series 1990                                     1.50         6/26/2014         1,300
    2,800        Series 1993                                     1.30         7/01/2004         2,800
    5,800      Indiana Bond Bank, Series 2002B (LOC)             1.20         1/01/2025         5,800
    3,955      Indianapolis Economic Development RB,
                 Series 1997 (LOC)                               1.17         5/01/2018         3,955
    8,000      Lawrence Economic Development RB,
                 Series 2002 (LOC)                               1.18        11/01/2030         8,000
    2,655      Seymour Economic Development RB,
                 Series 2002 (LOC)                               1.15        10/01/2022         2,655
    4,750      Vincennes Economic Development RB,
                 Series 2001 (LOC)                               1.35         9/01/2018         4,750
    4,200      Winona Lake Economic Development RB,
                 Series 2002 (LOC)                               1.18        12/01/2024         4,200

               IOWA (1.6%)
               Chillicothe PCRB,
    6,850        Series 1993                                     1.15         1/01/2023         6,850
    3,100        Series 1993A                                    1.15         5/01/2023         3,100
   12,750      Council Bluffs PCRB, Series 1995                  1.15         1/01/2025        12,750
    2,900      Eddyville PCRB, Series 1985 (LOC)                 2.80        11/01/2003         2,900
    1,280      Finance Auth. Childrens Care Facilities RB,
                 Series 2002B (LOC)                              1.25         6/01/2017         1,280
    3,700      Higher Education Loan Auth. RB,
                 Series 1999 (LOC)                               1.25         3/01/2029         3,700

               KANSAS (0.3%)
    4,875      North Newton Health Care Facilities RB,
                 Series 2003 (LOC)                               1.18         1/01/2023         4,875

               KENTUCKY (3.5%)
    2,575      Boone County Industrial Building RB,
                 Series 2001 (LOC)                               1.21        11/01/2021         2,575
    2,000      Frankfort Economic Development RB,
                 Series 1990                                     1.50         5/07/2014         2,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               Hancock County Industrial Building RB,
$   9,005        Series 1990 (LOC)                               1.32%        7/01/2010     $   9,005
    9,490        Series 1991 (LOC)                               1.32         7/01/2011         9,490
    2,795      Hardin County Water District No. 001
                 Water RB, Series 1998 (LOC)                     1.30         9/01/2018         2,795
    4,755      Jefferson County Industrial Building RB,
                 Series 1997 (LOC)                               1.30         1/01/2011         4,755
   21,200      Kenton County Airport Board RB,
                 Series 2000B (NBGA)(c)                          1.12        10/01/2030        21,200
    2,965      Lexington-Fayette Urban County
                 Government RB, Series 2001 (LOC)                1.35         7/01/2021         2,965
               Mason County PCRB,
    5,750        Series 1984B-1 (NBGA)                           1.20        10/15/2014         5,750
    1,750        Series 1984B-2 (NBGA)                           1.20        10/15/2014         1,750
    4,375      Mayfield Multi-City Lease RB (MLO),
                 Series 1996 (LOC)                               1.17         7/01/2026         4,375
      895      Morgantown Health Facilities RB,
                 Series 1996A (LOC)                              1.35        12/01/2019           895
    1,700      Warren County Hospital Facility RB,
                 Series 2001 (LOC)                               1.15         8/01/2031         1,700

               LOUISIANA (1.7%)
               Ascension Parish PCRB,
    1,550        Series 1990                                     1.50         9/01/2010         1,550
    6,600        Series 1992                                     1.50         3/01/2011         6,600
    5,700      Offshore Terminal Auth. RB, Series 2003B (LOC)    1.15         9/01/2014         5,700
    4,920      Public Facilities Auth. IDRB, Series 1996 (LOC)   1.10        12/01/2014         4,920
   12,600      Public Facilities Auth. MFH RB,
                 Series 1991 (NBGA)                              1.30         7/01/2007        12,600
    1,100      Public Facilities Auth. PCRB, Series 1992         1.50         8/01/2017         1,100

               MARYLAND (4.2%)
    5,635      Anne Arundel County RB, Issue 1996 (LOC)          1.09         7/01/2021         5,635
    8,255      Baltimore County Auth. RB, Series 2001 (LOC)      1.18         1/01/2021         8,255
    1,000      Baltimore County IDA RB, Series 1994              1.35         3/01/2014         1,000
    5,260      Baltimore County RB, Issue 1996 (LOC)             1.09        12/01/2021         5,260
    2,500      Economic Development IDA RB,
                 Series 1994                                     1.45        12/01/2003         2,500
   15,000      Health and Higher Educational
                 Facilities Auth. RB, Series 2003B (LOC)         1.18         1/01/2033        15,000

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
$  24,000      Montgomery County Auth. Golf Course
                 System RB, Series 2002 (LOC)                    1.18%       12/01/2027     $  24,000
   20,200      Montgomery County MFH RB,
                 Series 1993, Issue I (NBGA)(c)                  1.19        11/01/2020        20,200

               MASSACHUSETTS (1.2%)
   23,990      Revere Housing Auth. MFH RB,
                 Series 1991C (LOC)                              1.15         9/01/2028        23,990

               MICHIGAN (1.5%)
   10,000      Ann Arbor EDC Limited Obligation RB,
                 Series 2000A (LOC)                              1.18        11/01/2025        10,000
    5,800      Fremont Hospital Finance Auth. RB,
                 Series 2002 (LOC)                               1.10        11/01/2027         5,800
   13,870      Strategic Fund Limited Obligation RB,
                 Series 2002 (LOC)                               1.33         5/01/2032        13,870

               MINNESOTA (0.7%)
    6,100      Higher Education Facilities Auth. RB,
                 Series Five-Q                                   1.10         3/01/2033         6,100
    8,290      St. Paul Housing and Redevelopment
                 Auth. RB, Series 2001 (LOC)                     1.10        10/01/2011         8,290

               MISSISSIPPI (0.1%)
    1,815      Hospital Equipment and Facilities Auth. RB,
                 Series 2000 (LOC)                               1.28         7/01/2015         1,815

               MISSOURI (3.6%)
               Clayton IDA RB,
    4,375        Series 1994A (LOC)                              1.25        12/01/2006         4,375
    4,425        Series 1994B (LOC)                              1.25         2/01/2007         4,425
    6,325        Series 1995C (LOC)                              1.25         5/01/2005         6,325
               Health and Educational Facilities Auth. RB,
   13,750        Series 1998 (LOC)                               1.23         7/01/2023        13,750
    4,500        Series 1998B (LOC)                              1.15         6/01/2023         4,500
    6,675        Series 2000 (LOC)                               1.23         7/01/2025         6,675
    8,735        Series 2003 (LOC)                               1.15         6/01/2023         8,735
   20,945      Lee's Summit MFH RB, Series 2001A                 1.34         7/01/2046        20,945

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               NEBRASKA (0.1%)
$   2,130      Sarpy County PCRB, Series 1995                    1.25%        7/01/2013     $   2,130

               NEW HAMPSHIRE (1.5%)
    9,905      Health and Education Facilities Auth.
                 Hospital RB, Series 2002B (LOC)                 1.10         7/01/2032         9,905
    8,425      Higher Educational and Health
                 Facilities RB, Series 1996 (LOC)                1.15         5/01/2026         8,425
   11,255      Manchester Housing Auth. MFH RB,
                 Series 1990A (LOC)                              1.15         6/15/2015        11,255

               NEW JERSEY (0.2%)
    3,520      Economic Development Auth. RB,
                 Series 2003 (Baptist Home Society) (LOC)        1.35         3/01/2031         3,520

               NEW YORK (2.8%)
    5,100      Babylon IDA RB, Series 1998 (LIQ)(INS)            1.15         1/01/2019         5,100
    1,000      Chautauqua County IDA RB,
                 Series 2001A (LOC)                              1.13        12/01/2031         1,000
    4,230      Dormitory Auth. RB, MERLOT
                 Series 2003 A35 (LIQ)(INS)(c)                   1.11         8/01/2023         4,230
    7,940      Lancaster IDA Civic Facilities RB (LOC)           1.19        11/01/2032         7,940
    2,800      MTA Transit Facilities RB, Series 1999A,
                 MERLOT Series 2000F (LIQ)(INS)(c)               1.11         7/01/2029         2,800
    5,100      New York City Housing Development Corp.
                 Multi-Family Mortgage RB,
                 Series 2003A (LOC)                              1.10         1/01/2037         5,100
    8,700      Ramapo Housing Auth. RB, Series 1998 (LOC)        1.17        12/01/2029         8,700
    3,000      Rensselaer County IDA Civic Facility RB,
                 Series 2002A (LOC)                              1.17         2/01/2033         3,000
    3,000      Rockland County IDA RB, Series 1999 (LOC)         1.17         2/01/2029         3,000
    4,000      Syracuse IDA RB, Series 2003A (LOC)               1.15         1/01/2023         4,000
    8,295      Triborough Bridge and Tunnel Auth. RB,
                 Series 2002E, ABN AMRO MuniTops
                 Series 2002-31 (LIQ)(INS)(c)                    1.13        11/15/2010         8,295
    1,300      Westchester County IDA RB,
                 Series 1998 (LOC)                               1.08        10/01/2028         1,300

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               NORTH CAROLINA (0.5%)
$   8,710      Medical Care Commission Hospital RB,
                 Series 2002A (LOC)                              1.10%        9/01/2022     $   8,710

               OHIO (2.1%)
    6,000      Clark County IDA RB (LOC)                         1.36        12/01/2010         6,000
    2,070      Clermont County Economic Development RB,
                 Series 2002 (LOC)                               1.18         8/01/2022         2,070
    9,525      Crawford County Hospital Facilities RB,
                 Series 2003 (LOC)                               1.15         1/01/2023         9,525
    4,815      Cuyahoga County IDRB (MLO),
                 Series 2000 (LOC)                               1.25        11/01/2019         4,815
    3,600      Hilliard IDRB, Series 2003 (LOC)                  1.23         8/01/2012         3,600
    7,500      Mahoning County Hospital RB,
                 Series 2002B (LOC)                              1.14        12/01/2027         7,500
    2,800      Meigs County IDRB, Series 2003 (LOC)              1.23         8/01/2012         2,800
    2,595      Montgomery County Health Care
                 Facilities RB, Series 2002 (LOC)                1.25         5/01/2022         2,595
    3,000      Warren County IDRB, Series 2003 (LOC)             1.23         8/01/2012         3,000

               OKLAHOMA (4.3%)
    8,400      Garfield County Industrial Auth. PCRB,
                 Series 1995A                                    1.45         1/01/2025         8,400
    5,525      IDA RB, Series 1998 (LOC)                         1.25         8/01/2018         5,525
               Muskogee Industrial Trust PCRB,
   30,900        Series 1995A                                    1.45         1/01/2025        30,900
   33,400        Series 1997A                                    1.42         6/01/2027        33,400
               Muskogee Industrial Trust RB,
    2,660        Series 1985 (Mall Ltd. D Project) (LOC)         1.30        12/01/2015         2,660
    2,200        Series 1985 (Warmack Project) (LOC)             1.30        12/01/2015         2,200

               OREGON (1.4%)
    1,400      Health, Housing, Educational and Cultural
                 Facilities Auth. RB, Series 1995A (LOC)         1.15         7/01/2025         1,400
   25,000      Port of Portland Public Grain Elevator RB,
                 Series 1984 (LOC)                               1.22        12/01/2014        25,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               PENNSYLVANIA (2.8%)
$   7,500      Allegheny County IDA RB, Series 2002 (LOC)        1.15%        8/01/2032     $   7,500
    6,000      Allentown Redevelopment Auth. MFH RB,
                 Series 1990 (LOC)                               1.15         7/01/2020         6,000
    5,250      Chartiers Valley Industrial and Commercial
                 Development Auth. RB, Series 1982               1.45        11/15/2017         5,250
    9,700      Horizon Hospital System Auth. Senior
                 Health and Housing Facilities RB,
                 Series 2002 (LOC)                               1.23         1/01/2033         9,700
    2,500      Pottstown Borough Auth. Educational
                 Facilities RB, Series 2002 (LOC)                1.15         8/01/2032         2,500
   24,000      Schuylkill County IDA RB, Series 2001             1.10         4/01/2021        24,000

               SOUTH CAROLINA (2.0%)
   11,645      Economic Development Auth. Health
                 Facility RB, Series 2002 (LIQ)(INS)             1.18         4/01/2027        11,645
   10,500      Economic Development Auth. RB,
                 Series 2002 (LOC)                               1.15         5/01/2032        10,500
   14,000      Jobs-Economic Development Auth. RB,
                 Series 2003 (LOC)                               1.10         9/01/2033        14,000
    2,780      Lexington County PCRB, Series 1992A               1.25         4/01/2004         2,780

               SOUTH DAKOTA (1.0%)
   18,560      Health and Educational Facilities Auth. RB,
                 Series 2000 (LIQ)(INS)                          1.15         7/01/2025        18,560

               TENNESSEE (2.3%)
    7,000      Dayton IDB RB, Series 2001 (LOC)                  1.28         7/01/2036         7,000
               Nashville and Davidson County IDB MFH RB,
    6,710        Series 1989 (LOC)                               1.15         9/01/2019         6,710
    9,680        Series 1989 (LOC)                               1.15        10/01/2019         9,680
    1,750      Nashville and Davidson County IDB RB,
                 Series 1999 (LOC)                               1.33         7/01/2006         1,750
    5,000      Nashville and Davidson County Health and
                 Educational Facilities RB, Series 2000 (LOC)    1.28         8/01/2020         5,000
    4,900      Shelby County Health, Educational, and
                 Housing Facility RB, Series 2001 (LOC)          1.13         6/01/2026         4,900
    4,260      Sumner County Health Educational and Housing
                 Facilities RB, Series 1999A (NBGA)(c)           1.23         6/01/2029         4,260

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               Williamson County IDB RB,
$   3,250        Series 2000 (LOC)                               1.28%        3/01/2020     $   3,250
    2,500        Series 2003 (LOC)                               1.15         4/01/2023         2,500

               TEXAS (5.7%)
   10,400      Alamo Heights Higher Education Facility RB,
                 Series 1999A (LOC)                              1.20         4/01/2019        10,400
    6,400      Arlington IDC RB, Series 1985 (LOC)               1.57        10/01/2020         6,400
               Bell County Health Facilities
                 Development Corp. RB,
    2,125        Series 1996C (LOC)                              1.35        12/01/2019         2,125
    2,825        Series 1998 (LOC)                               1.13         5/01/2023         2,825
    2,850      Cameron Education Corp. RB,
                 Series 2001 (LOC)                               1.25         6/01/2031         2,850
   18,175      Harris County IDC RB, Series 2000                 1.25         7/01/2018        18,175
    3,600      Houston Higher Education Finance Corp. RB,
                 Series 2000 (LOC)                               1.13         7/01/2020         3,600
    2,100      Hunt County Health Facilities Development
                 Corp. RB, Series 1985 (LOC)                     1.05        10/01/2015         2,100
    2,100      Jewett Economic Development Corp. IDRB,
                 Series 2002B                                    1.09         8/01/2009         2,100
    3,650      Kendleton Higher Education Finance
                 Corp. RB, Series 2003A (LOC)                    1.15         7/01/2033         3,650
    1,000      McAllen Health Facilities Development
                 Corp. RB, Series 1984 (LOC)                     1.20        12/01/2024         1,000
    3,800      North Central Health Facilities
                 Development Corp. RB, Series 2000 (LOC)         1.12        12/01/2030         3,800
    1,800      North Central IDA RB, Series 1983                 1.50        10/01/2013         1,800
   12,870      Plano ISD, Series 2001, Class A,
                 Municipal Trust Certificates,
                 Series ZTC-13 (LIQ)(NBGA)(c)                    1.28         2/15/2017        12,870
    3,300      Polly Ryon Hospital Auth. RB,
                 Series 1999 (LOC)                               1.13        11/01/2024         3,300
    8,620      Tarrant County Housing Finance Corp.
                 MFH RB, Series 1985 (LOC)                       1.15        12/01/2025         8,620
    7,700      Trinity River IDA RB, Series 1997                 1.38         1/01/2013         7,700
    4,695      Univ. of Texas RB, Series 2003B,
                 MERLOT, Series 2003 B-14 (LIQ)(c)               1.13         8/15/2022         4,695
   13,840      Williamson County Tax Road Bonds,
                 Series 2001, Class A, Municipal Trust
                 Certificates, Series ZTC-22 (LIQ)(INS)(c)       1.28         2/15/2020        13,840

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               UTAH (0.1%)
$   1,500      Box Elder County PCRB, Series 2002                1.09%        4/01/2028     $   1,500

               VIRGINIA (0.2%)
    3,600      Clarke County IDA RB, Series 2000 (LIQ)(INS)      1.17         1/01/2030         3,600

               WASHINGTON (0.5%)
    4,990      State GO, Series R-2003A, MERLOT,
                 Series 2002 A65 (LIQ)(INS)(c)                   1.15         1/01/2014         4,990
    5,310      State Higher Education Facilities Auth. RB,
                 Series 2001                                     1.23        10/01/2031         5,310

               WEST VIRGINIA (0.4%)
    8,630      Marshall County PCRB, Series 1994                 1.25         3/01/2026         8,630

               WISCONSIN (2.4%)
               Health and Educational Facilities Auth. RB,
    1,100        Series 2001 (LOC)                               1.25         5/01/2026         1,100
    3,250        Series 2003 (LOC)                               1.12         7/01/2028         3,250
    8,000      Milwaukee IDRB, Series 1995                       1.35         9/01/2015         8,000
    3,200      Milwaukee Redevelopment Auth. RB,
                 Series 2002 (LOC)                               1.15         5/01/2025         3,200
               Pleasant Prairie PCRB,
    1,490        Series 1995A                                    1.35         9/01/2030         1,490
   10,650        Series 1995B                                    1.35         9/01/2030        10,650
   10,000        Series 1995C                                    1.35         9/01/2030        10,000
    7,250      Sheboygan PCRB, Series 1995                       1.35         9/01/2015         7,250
    2,700      Whitefish Bay Village RB, Series 2000 (LOC)       1.25         4/01/2020         2,700

               WYOMING (2.0%)
    5,525      Green River PCRB, Series 1994                     1.30        10/01/2024         5,525
               Sweetwater County PCRB,
    1,800        Series 1988B (LOC)                              1.23         1/01/2014         1,800
   24,200        Series 1996B                                    1.32         7/15/2026        24,200
    8,200        Series 1996C                                    1.30         7/15/2026         8,200
                                                                                           ----------
               Total variable-rate demand notes
                 (cost: $1,498,091)                                                         1,498,091
                                                                                           ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               ADJUSTABLE-RATE NOTES (0.5%)

               TEXAS
$   8,000      Georgetown ISD TRAN, Series 2003
                 (acquired 9/19/2003; cost: $8,000)(b)           1.22%        8/31/2004     $   8,000
    2,000      Wilmer Hutchins ISD TRAN, Series 2003B
                 (acquired 9/16/2003; cost: $2,000)(b)           1.32         6/30/2004         2,000
                                                                                            ---------
               Total adjustable-rate notes (cost: $10,000)                                     10,000
                                                                                            ---------

               PUT BONDS (14.5%)

               COLORADO (1.0%)
    3,000      Central Platte Valley Metropolitan
                 District GO, Series 2001B (LOC)                 1.55        12/01/2031         3,000
   17,000      Southern Ute Indian Reservation RB,
                 Series 2001(c)                                  1.00        11/01/2031        17,000

               FLORIDA (2.8%)
               Putnam County Development Auth. PCRB,
   17,500        Series 1984D (NBGA)                             1.05        12/15/2009        17,500
    6,660        Series 1984H-3 (NBGA)                           1.02         3/15/2014         6,660
               Sarasota County Public Hospital CP,
   15,000        Series 1996A                                    1.00        10/01/2028        15,000
   14,400        Series 1996A                                    0.95        10/01/2028        14,400

               GEORGIA (1.6%)
   10,000      Burke County Development Auth. PCRB,
                 Series 2000                                     1.25         9/01/2030        10,000
    3,890      Marietta Housing Auth. MFH RB,
                 Series 1985E (LOC)                              1.35         1/15/2009         3,890
   11,000      Monroe County PCRB, 2nd Series 95                 1.20         7/01/2025        11,000
    6,800      Putnam County Development Auth. PCRB,
                 1st Series 1997                                 1.20         4/01/2032         6,800

               ILLINOIS (1.5%)
   29,000      Chicago Gas Supply RB, Series 2000B               1.15         3/01/2030        29,000

               INDIANA (0.4%)
               Sullivan PCRB,
    1,000        Series 1985L-1 (NBGA)                           0.95        12/01/2014         1,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
$   5,200        Series 1985L-2 (NBGA)                           0.95%       12/01/2014     $   5,200
    2,000        Series 1985L-5 (NBGA)                           0.95        12/01/2014         2,000

               KENTUCKY (0.6%)
   10,000      Jefferson County PCRB, Series 1992A               0.95         9/01/2017        10,000
    1,400      Trimble County PCRB, Series 1992A                 0.95         9/01/2017         1,400

               MARYLAND (1.8%)
    9,000      Anne Arundel County PCRB, Series 1984             1.23         7/01/2014         9,000
   26,900      Anne Arundel County Port Facilities RB,
                 Series 1985                                     1.15         6/01/2013        26,900

               MISSISSIPPI (0.6%)
   11,845      Claiborne County PCRB, Series 1985G-2 (NBGA)      1.09        12/01/2015        11,845

               MONTANA (1.4%)
               Board of Investments Municipal Finance
                 Consolidation Act Bonds,
    9,740        Series 1997 (NBGA)                              1.35         3/01/2017         9,740
   12,285        Series 1998 (NBGA)                              1.35         3/01/2018        12,285
    5,700        Series 2003 (NBGA)                              1.35         3/01/2028         5,700

               NEW MEXICO (0.9%)
   17,000      Jicarilla Apache Nation RB, Series 2002A(c)       1.05        12/01/2032        17,000

               NEW YORK (0.3%)
    6,000      State Power Auth. Adjustable-Rate
                 Tender Notes                                    0.90         3/01/2016         6,000

               TEXAS (0.3%)
    4,000      Pasadena ISD, Series 2000A (LIQ)(NBGA)            1.35         8/15/2026         4,000
    1,500      Richardson ISD, Series 2000 (LIQ)(NBGA)           1.35         8/15/2024         1,500

               VIRGINIA (1.3%)
   25,000      Chesterfield County IDA RB, Series 2000           5.70        11/15/2030        25,131
                                                                                            ---------
               Total put bonds (cost: $282,951)                                               282,951
                                                                                            ---------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (9.6%)

               COLORADO (0.6%)
$   1,530      Colorado Springs Airport System RB,
                 Series 1992C (INS)                              1.40%(a)     1/01/2004     $   1,525
               Metropolitan Football Stadium District RB,
    3,000        Series 1999B (INS)                              1.30(a)      1/01/2004         2,990
    6,430        Series 1999B (INS)                              1.19(a)      1/01/2004         6,411

               FLORIDA (0.2%)
    5,000      Broward County Sales Tax Revenue CP,
                 Series A                                        0.95        10/29/2003         5,000

               IOWA (0.1%)
    2,000      Higher Education Loan Auth. RAN,
                 Series 2003F                                    2.00         5/24/2004         2,005

               MASSACHUSETTS (0.7%)
   14,300      Hampshire Regional School District BAN            2.25        12/10/2003        14,324

               MINNESOTA (3.7%)
    4,130      Albert Lea ISD No. 241 GO,
                 Series 2003A (NBGA)                             1.60         9/13/2004         4,150
    3,705      Bird Island-Olivia-Lake Lillian ISD No.
                 2534 GO, Series 2003A (NBGA)                    1.60         9/21/2004         3,720
    8,795      Brooklyn Center ISD No. 286 GO,
                 Series 2003A (NBGA)                             1.60         8/24/2004         8,834
    3,650      Cass Lake-Bena ISD No. 115 GO,
                 Series 2003A (NBGA)                             1.60         9/13/2004         3,668
    1,395      Clearbrook-Gonvick ISD No. 2311 GO,
                 Series 2003A (NBGA)                             1.60         8/23/2004         1,401
    4,300      Crosby-Ironton ISD No. 182 GO,
                 Series 2003B (NBGA)                             1.60         9/21/2004         4,319
    1,250      Delano ISD No. 879 GO, Series 2003A (NBGA)        1.60         9/13/2004         1,256
    6,800      Elk River ISD No. 728 GO, Series 2003A (NBGA)     1.60         9/07/2004         6,835
    3,100      Kasson-Mantorville ISD No. 204 GO,
                 Series 2003A (NBGA)                             1.60         9/14/2004         3,115
    2,845      Lake Crystal Wellcome Memorial ISD No.
                 2071 GO, Series 2003A (NBGA)                    1.50         8/16/2004         2,857

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
$   3,800      Little Falls ISD No. 482 GO,
                 Series 2003A (NBGA)                             1.65%        9/21/2004     $   3,816
    4,585      Monticello ISD No. 882 GO,
                 Series 2003A (NBGA)                             1.75         8/30/2004         4,610
    4,800      New London-Spicer ISD No. 345 GO,
                 Series 2003 (NBGA)                              1.50         8/30/2004         4,819
    2,600      Owatonna ISD No. 761 GO,
                 Series 2003C (NBGA)                             1.75         9/28/2004         2,614
    5,480      Park Rapids ISD No. 309 GO,
                 Series 2003A (NBGA)                             1.50         9/07/2004         5,501
    2,210      Paynesville ISD No. 741 GO,
                 Series 2003A (NBGA)                             1.50         8/17/2004         2,218
    1,900      Perham-Dent ISD No. 549 GO,
                 Series 2003A (NBGA)                             1.75         9/30/2004         1,910
    1,160      Staples-Motley ISD No. 2171 GO,
                 Series 2003A (NBGA)                             1.75         9/30/2004         1,166
    6,170      Westonka ISD No. 277 GO,
                 Series 2003C (NGBA)                             1.75         9/30/2004         6,206

               MISSOURI (0.4%)
    1,100      Health and Educational Facilities Auth. RAN,
                 Series 2003A                                    2.25         4/23/2004         1,103
    6,000      Public Utilities Commission Interim
                 Construction Notes, Series 2002                 2.50        11/01/2003         6,004

               NEW YORK (1.1%)
    1,000      Rome City School District BAN,
                 Series 2003                                     1.75         6/25/2004         1,005
   20,000      Utica School District GO BAN,
                 Series 2003                                     2.00         5/07/2004        20,082

               NORTH DAKOTA (0.2%)
    5,000      Rural Water Finance Corp. Public
                 Projects Construction Notes, Series 2002        2.50        11/01/2003         5,004

               PENNSYLVANIA (0.1%)
    1,700      Pittsburgh Water and Sewer Auth. RB,
                 Series 1991A (INS)                              1.09(a)      9/01/2004         1,683

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                      COUPON             FINAL
   AMOUNT      SECURITY                                          RATE          MATURITY         VALUE
-----------------------------------------------------------------------------------------------------
               TEXAS (1.2%)
               Dallas Waterworks and Sewer Systems CP,
$  12,957        Series 1999B                                    0.95%       12/12/2003    $   12,957
      957        Series 1999B                                    1.00        12/12/2003           957
   10,000      Houston Water and Sewer System CP,
                 Series A                                        1.00        10/28/2003        10,000

               WASHINGTON (0.5%)
    9,500      Seattle Municipal Light and Power RAN,
                 Series 2002                                     2.50        11/21/2003         9,513

               WISCONSIN (0.8%)
   11,835      Rural Water Construction BAN,
                 Series 2003                                     2.00        10/15/2004        11,935
    3,000      Rural Water Construction Loan Program
                 Commission RAN, Series 2002                     2.50        11/01/2003         3,002
                                                                                           ----------
               Total fixed-rate instruments (cost: $188,515)                                  188,515
                                                                                           ----------

               TOTAL INVESTMENTS (COST: $1,979,557)                                        $1,979,557
                                                                                           ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Illiquid security valued at amortized cost, and deemed illiquid by the Manager under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at September 30, 2003, was $10,000,000, which represented 0.5% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                          $1,979,557
   Cash                                                                               2,660
   Receivables:
      Capital shares sold                                                             2,163
      Interest                                                                        3,539
                                                                                 ----------
         Total assets                                                             1,987,919
                                                                                 ----------

LIABILITIES

   Payables:
      Securities purchased                                                           28,000
      Capital shares redeemed                                                         5,690
      Dividends on capital shares                                                        43
   Accrued management fees                                                              451
   Accrued transfer agent's fees                                                         75
   Other accrued expenses and payables                                                  101
                                                                                 ----------
         Total liabilities                                                           34,360
                                                                                 ----------
               Net assets applicable to capital shares outstanding               $1,953,559
                                                                                 ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                               $1,953,559
                                                                                 ==========
   Capital shares outstanding                                                     1,953,559
                                                                                 ==========
   Authorized shares of $.01 par value                                            3,235,000
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $     1.00
                                                                                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                          $11,912
                                                            -------

EXPENSES

   Management fees                                            2,767
   Administrative and servicing fees                            988
   Transfer agent's fees                                        443
   Custodian's fees                                             218
   Postage                                                       50
   Shareholder reporting fees                                    60
   Directors' fees                                                3
   Registration fees                                             26
   Professional fees                                             34
   Other                                                          9
                                                            -------
     Total expenses                                           4,598
   Expenses paid indirectly                                      (3)
                                                            -------
     Net expenses                                             4,595
                                                            -------

NET INVESTMENT INCOME                                       $ 7,317
                                                            =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003


FROM OPERATIONS                                                 9/30/2003      3/31/2003
                                                               -------------------------

   Net investment income                                       $    7,317    $    21,626
                                                               -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (7,317)       (21,626)
                                                               -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      717,489      1,418,594
   Dividend reinvestments                                           7,059         20,850
   Cost of shares redeemed                                       (760,176)    (1,376,124)
                                                               -------------------------

      Increase (decrease) in net assets from
         capital share transactions                               (35,628)        63,320
                                                               -------------------------
   Net increase (decrease) in net assets                          (35,628)        63,320

NET ASSETS

   Beginning of period                                          1,989,187      1,925,867
                                                               -------------------------
   End of period                                               $1,953,559    $ 1,989,187
                                                               =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    717,489      1,418,594
   Shares issued for dividends reinvested                           7,059         20,850
   Shares redeemed                                               (760,176)    (1,376,124)
                                                               -------------------------
      Increase (decrease) in shares outstanding                   (35,628)        63,320
                                                               =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $3,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

38

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           (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,767,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $988,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $443,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

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           (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                               -------------------------------------------------------------------------------------------
                                     2003              2003            2002           2001             2000           1999
                               -------------------------------------------------------------------------------------------
Net asset value at
   beginning of period         $     1.00        $     1.00      $     1.00     $     1.00       $     1.00     $     1.00
Income from investment
   operations:
   Net investment income              .00(c)            .01             .02            .04              .03            .03
Less distributions:
   From net investment income        (.00)(c)          (.01)           (.02)          (.04)            (.03)          (.03)
                               -------------------------------------------------------------------------------------------
Net asset value at
   end of period               $     1.00        $     1.00      $     1.00     $     1.00       $     1.00     $     1.00
                               ===========================================================================================

Total return (%)*                     .37              1.14            2.08           3.88             3.27           3.26
Net assets at
   end of period (000)         $1,953,559        $1,989,187      $1,925,867     $1,940,153       $1,863,214     $1,767,036
Ratio of expenses to
   average net assets (%)**           .47(a,b)          .47(b)          .45(b)         .38              .38            .38
Ratio of net investment
   income to average
   net assets (%)**                   .74(a)           1.13            2.06           3.80             3.24           3.21

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were
    $1,975,927,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(c) Represents less than $.01 per share.

40

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        P.O. Box 659453
      AND DISTRIBUTOR        San Antonio, Texas 78265-9825

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39598-1103                                   (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.